Depreciation and amortization	12 Months Ended
Dec. 31, 2020
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation and amortization
22.	Depreciation and amortization

Depreciation and amortization for the years ended December 31, 2018, 2019 and 2020 were comprised of the following:

	2018		2019		2020
Depreciation	Ps.	400,205	Ps.	446,517	Ps.	495,292
Amortization		1,169,432		1,329,620		1,505,069
	Ps.	1,569,637	Ps.	1,776,137	Ps.	2,000,361